Nature of Operations	12 Months Ended
Jun. 30, 2021
Disclosure Of Reporting Entity Nature Of Operations Information [Abstract]
Nature of Operations
1.	NATURE OF OPERATIONS
Absolute Software Corporation (the “Company”) was incorporated under the predecessor statue of the British Columbia
Business Corporation Act
on November 24, 1993. The Company’s principal business activity is the development, marketing, and provision of a cloud-based service that supports the management and security of computing devices, applications, and data for a variety of organizations globally. The Company’s differentiated technology is rooted in its patented Persistence
®
technology, which is embedded in the firmware of laptop, desktop, and tablet devices by many leading global computer manufacturers (“PC OEMs”). Enabling a permanent digital tether between the endpoint and the organization that distributed it, Absolute provides IT and security personnel with the ability to see, manage, secure, self-heal, and deliver deep insights about their devices, applications, and network connectivity. The Company markets its solutions through PC OEMs, distributors, resellers, and managed IT service providers and directly to its customers, which include corporations, government entities, educational institutions, and consumers. While the majority of the Company’s sales are generated in North America, the Company’s products are also available internationally through resellers in the EMEA (Europe, the Middle East and Africa), Asia-Pacific and Latin American regions
.
The Company’s head office and principal address is Suite 1400, Four Bentall Centre, 1055 Dunsmuir Street, PO Box 49211, Vancouver, British Columbia, Canada, V7X 1K8. The Company’s common shares are listed and posted for trading on the Toronto Stock Exchange (the “TSX”) and the Nasdaq Global Select Market (“Nasdaq”) under the ticker symbol “ABST”.